Income Tax (Details) $ in Millions		6 Months Ended		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)
Income Tax [Line Items]
Percentage of effective tax rates		0.00%	0.00%
Valuation Allowance (in Dollars)		$ 170,183		$ 27,143
HKD [Member]
Income Tax [Line Items]
Tax Rate	16.50%
Percentage of effective tax rates		0.00%	0.00%
HKD [Member] | Minimum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	8.25%
HKD [Member] | Maximum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	16.50%